Loss per Share - Summary of Potential Dilutive Securities Not Included in Diluted Loss per Share Calculations (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Restricted Stock Units
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	44,745,260	34,611,500	44,745,260	34,611,500
Stock Options
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	15,138,320	10,573,080	15,138,320	10,573,080
Convertible Notes
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	359,462,635	400,616,344	359,462,635	400,616,344